Management incentive agreement - Additional Information (Details) - RUB (₽) ₽ in Thousands			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 08, 2020	May 08, 2019	Mar. 31, 2019	Aug. 31, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	May 26, 2020	Mar. 05, 2020	May 28, 2019
2016 Headhunter Unit Option Plan
Disclosure of transactions between related parties [line items]
Percentage of net proceeds from liquidity event											0.005%
Incremental fair value recognized on modification									₽ 10,815
Fair value recognized on additional share awards						₽ 28,000
Expense from share-based awards					₽ 9,377	53,939	₽ 22,586	₽ 59,181
Social taxes					25,361	8,248	43,060	8,248
Social tax, payables					83,607		83,607		40,548
2016 Headhunter Unit Option Plan | Tranche One [Member]
Disclosure of transactions between related parties [line items]
Percentage of vesting			25.00%
2016 Headhunter Unit Option Plan | Tranche Two [Member]
Disclosure of transactions between related parties [line items]
Percentage of vesting			18.75%
2018 Unit Option Plan
Disclosure of transactions between related parties [line items]
Social taxes					600	546	1,200	546
Social tax, payables					2,947		2,947		₽ 1,746
Awards Settled In Equity Vesting Term										3 years
Maximum term of awards										P7Y
Maximum number of units available for grant										600
Percentage of net proceeds from liquidity event										0.005%
Share based awards, number of units authorized for grant												33	41	300
Expense from equity settled awards					16,418	5,130	30,889	5,130
2018 Unit Option Plan | Tranche One [Member]
Disclosure of transactions between related parties [line items]
Percentage of vesting										20.00%
2018 Unit Option Plan | Tranche Two [Member]
Disclosure of transactions between related parties [line items]
Percentage of vesting										20.00%
Cash Settled Awards [Member]
Disclosure of transactions between related parties [line items]
Social taxes					303	2,568	1,291	2,568
Expense from cash settled awards					₽ 981	₽ 17,958	₽ 7,520	₽ 21,691
Cash Settled Awards [Member] | Tranche One [Member]
Disclosure of transactions between related parties [line items]
Percentage of vesting				50.00%
Awards, vested and settled value		₽ 19,568
Cash Settled Awards [Member] | Tranche Two [Member]
Disclosure of transactions between related parties [line items]
Percentage of vesting				50.00%
Awards, vested and settled value	₽ 31,381